Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity of net debt [line items]
Current financial assets	$ 28,329	$ 11,563
Non-current financial debts	(22,902)	(26,259)
Current financial debt	(6,295)	(9,785)
Net debt	(868)	(24,481)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	15,706	1,635
Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	105	159
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	12,407	9,658
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(22,902)	(26,259)
Current financial debt	(6,227)	(9,591)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(23,077)	(26,463)
Current financial debt	(6,229)	(9,593)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(68)	(194)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	7,438	8,609
Current financial debt	(2,830)	(4,288)
Net debt	4,608	4,321
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	11	13
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	21	38
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	7,406	8,558
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,780)	(4,195)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,780)	(4,195)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(50)	(93)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	19,650	2,781
Current financial debt	(537)	(2,302)
Net debt	19,113	479
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	14,585	1,571
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	64	110
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	5,001	1,100
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(521)	(2,218)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(521)	(2,219)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(16)	(84)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	1,095	29
Current financial debt	(2,928)	(3,195)
Net debt	(1,833)	(3,166)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	1,088	25
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	7	4
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,926)	(3,178)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,928)	(3,179)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(2)	(17)
Between one and five years
Maturity of net debt [line items]
Current financial assets	4	9
Non-current financial debts	(8,464)	(10,621)
Net debt	(8,460)	(10,612)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	4	5
Between one and five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets		4
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(8,464)	(10,621)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(8,490)	(10,661)
Later than five years
Maturity of net debt [line items]
Current financial assets	142	135
Non-current financial debts	(14,438)	(15,638)
Net debt	(14,296)	(15,503)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	18	21
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	13	3
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(14,438)	(15,638)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (14,587)	$ (15,802)